Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Measurements
Fair Value Measurements
4.	Fair Value Measurements

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis:

	December 31, 2024
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities:
SAFE Liabilities	$—	$—	$3,965,000	$3,965,000
Total liabilities	$—	$—	$3,965,000	$3,965,000

The following table provides a summary of changes in the estimate fair value of the SAFE liability:

SAFE
Liability
Balance at January 1, 2024	$125,000
Additions	3,010,300
Change in fair value	829,700
Balance at December 31, 2024	3,965,000
Additions	30,000
Change in fair value	3,493,431
Conversion into convertible preferred stock	(7,488,431)
Balance at December 31, 2025	$—

The fair value of the SAFEs was equal to the fair value of the underlying Series A-2 through Series A-6 convertible preferred stock that they converted into in September 2025 (see Note 6). The fair value of the underlying Series A-2 through Series A-6 convertible preferred stock was estimated using a Hybrid Method that combines a Probability-Weighted Expected Return Method (“PWERM”) and an Option-Pricing Model (“OPM”) using the following inputs:

Multiple scenarios expected term (in years)	2.80
Probability of initial public offering	40%
Probability of stay private	60%
Equity volatility	59%
Risk-free rate	3.5%

The fair value of the SAFEs was estimated using a PWERM using the following inputs at December 31, 2024:

Discount rate	14.1%
Multiple scenarios expected term (in years)	1.00
Probability of equity financing	65%
Probability of liquidity event	30%
Probability of event of default	50%